February 14, 2012

via EDGAR

Rebecca Marquigny

Senior Counsel

Division of Investment Management

Office of Insurance Products

Securities and Exchange Commission

100 F Street, N.E.

Washington D.C. 20549-8629

RE:	Principal Variable Contracts Funds, Inc.
Post-Effective Amendment on Form N-1A number 80
File Numbers 002-35570, 811-01944

Dear Ms. Marquigny,

Principal Variable Contracts Funds, Inc. (the “Registrant”) is filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), with the Securities and Exchange Commission (the “Commission”) a post-effective amendment to the Registrant’s registration statement on Form N-1A under the 1933 Act and the Investment Company Act of 1940 (“the Amendment”).

The Amendment is an annual update and is also being used to create two new series – the Bond Market Index Account (Class 1 shares) and the Diversified Income Account (Class 2 shares). The Diversified Income Account is modeled after two existing funds of funds – the Diversified Balanced Account and Diversified Growth Account – with different allocations to equity and fixed-income investments than the existing funds of funds.

In the Amendment, the Registrant refined some investment strategy and risk language, including separating the emerging market risk from the foreign securities risk as per prior suggestion. Also, per prior suggestion, the Registrant is using a new glidepath chart for its life cycle funds. The SmallCap Growth Account II and SmallCap Value Account I each has one less sub-advisor than last year. Also, the Registrant drafted the fundamental investment restrictions in the SAI in anticipation of shareholder approval of the proposed changes to the fundamental restrictions.

The Registrant will update data in a filing pursuant to Rule 485(b), including for example, financial information, market capitalization ranges in the prospectus, performance, examples, portfolio manager SAI disclosure, and 5 and 25% ownership information.

We understand that the Registrant is responsible for the accuracy and adequacy of the disclosure in the filing and that staff comments or our changes to the disclosure in response to the staff comments do not foreclose the Commission from taking any action with respect to the filing. In addition, the Registrant may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please call me at 515-235-9154 or Adam Shaikh at 515-235-9328 if you have any questions.

Sincerely,

/s/ Jennifer A. Mills

Jennifer A. Mills

Assistant Counsel, Registrant